Retirement Plans	12 Months Ended
May 31, 2014
Retirement Plans [Abstract]
Retirement Plans

NOTE 13: RETIREMENT PLANS

We sponsor programs that provide retirement benefits to most of our employees. These programs include defined benefit pension plans, defined contribution plans and postretirement healthcare plans. The accounting for pension and postretirement healthcare plans includes numerous assumptions, such as: discount rates; expected long-term investment returns on plan assets; future salary increases; employee turnover; mortality; and retirement ages. These assumptions most significantly impact our U.S. Pension Plans.

The accounting guidance related to postretirement benefits requires recognition in the balance sheet of the funded status of defined benefit pension and other postretirement benefit plans, and the recognition in accumulated other comprehensive income (“AOCI”) of unrecognized gains or losses and prior service costs or credits. The funded status is measured as the difference between the fair value of the plan's assets and the projected benefit obligation (“PBO”) of the plan. We recorded a decrease to equity of $11 million (net of tax) at May 31, 2014, and an increase to equity of $861 million (net of tax) at May 31, 2013, attributable to changes in the funded status of our plans.

A summary of our retirement plans costs over the past three years is as follows (in millions):

	2014	2013	2012
U.S. domestic and international pension plans	$484	$679	$524
U.S. domestic and international defined contribution plans	363	354	338
U.S. domestic and international postretirement healthcare plans	78	78	70

	$925	$1,111	$932

Total retirement plans costs in 2014 were lower than 2013 due to the favorable impact of a higher discount rate at our May 31, 2013 measurement date and higher returns on plan assets.

PENSION PLANS. Our largest pension plan covers certain U.S. employees age 21 and over, with at least one year of service. Pension benefits for most employees are accrued under a cash balance formula we call the Portable Pension Account. Under the Portable Pension Account, the retirement benefit is expressed as a dollar amount in a notional account that grows with annual credits based on pay, age and years of credited service, and interest on the notional account balance. The Portable Pension Account benefit is payable as a lump sum or an annuity at retirement at the election of the employee. The plan interest credit rate varies from year to year based on a U.S. Treasury index and corporate bond rates. Prior to 2009, certain employees earned benefits using a traditional pension formula (based on average earnings and years of service). Benefits under this formula were capped on May 31, 2008 for most employees. We also sponsor or participate in nonqualified benefit plans covering certain of our U.S. employee groups and other pension plans covering certain of our international employees. The international defined benefit pension plans provide benefits primarily based on earnings and years of service and are funded in compliance with local laws and practices.

POSTRETIREMENT HEALTHCARE PLANS. Certain of our subsidiaries offer medical, dental and vision coverage to eligible U.S. retirees and their eligible dependents. U.S. employees covered by the principal plan become eligible for these benefits at age 55 and older, if they have permanent, continuous service of at least 10 years after attainment of age 45 if hired prior to January 1, 1988, or at least 20 years after attainment of age 35 if hired on or after January 1, 1988. Postretirement healthcare benefits are capped at 150% of the 1993 per capita projected employer cost, which has been reached and, therefore, these benefits are not subject to additional future inflation.

PENSION PLAN ASSUMPTIONS. Our pension cost is materially affected by the discount rate used to measure pension obligations, the level of plan assets available to fund those obligations and the expected long-term rate of return on plan assets.

We use a measurement date of May 31 for our pension and postretirement healthcare plans. Management reviews the assumptions used to measure pension costs on an annual basis. Economic and market conditions at the measurement date impact these assumptions from year to year. Actuarial gains or losses are generated for changes in assumptions and to the extent that actual results differ from those assumed. These actuarial gains and losses are amortized over the remaining average service lives of our active employees if they exceed a corridor amount in the aggregate.

Weighted-average actuarial assumptions for our primary U.S. retirement plans, which represent substantially all of our PBO and accumulated postretirement benefit obligation ("APBO"), are as follows:
	Pension Plans			Postretirement Healthcare Plans
	2014	2013	2012	2014	2013	2012

Discount rate used to determine benefit obligation	4.60%	4.79%	4.44%	4.70%	4.91%	4.55%
Discount rate used to determine net periodic benefit cost	4.79	4.44	5.76	4.91	4.55	5.67
Rate of increase in future compensation levels
used to determine benefit obligation	4.56	4.54	4.62	-	-	-
Rate of increase in future compensation levels
used to determine net periodic benefit cost	4.54	4.62	4.58	-	-	-
Expected long-term rate of return on assets	7.75	8.00	8.00	-	-	-

The estimated average rate of return on plan assets is the expected future long-term rate of earnings on plan assets and is a forward-looking assumption that materially affects our pension cost. Establishing the expected future rate of investment return on our pension assets is a judgmental matter. We review the expected long-term rate of return on an annual basis and revise it as appropriate. Management considers the following factors in determining this assumption:

  the duration of our pension plan liabilities, which drives the investment strategy we can employ with our pension plan assets;

  the types of investment classes in which we invest our pension plan assets and the expected compound geometric return we can reasonably expect those investment classes to earn over time; and

  the investment returns we can reasonably expect our investment management program to achieve in excess of the returns we could expect if investments were made strictly in indexed funds.

Our expected long-term rate of return on plan assets was 7.75% in 2014 and 8% in 2013 and 2012. Our actual return in each of the past three years exceeded those amounts for our principal U.S. domestic pension plan. For 2014, we lowered our expected return on plan assets assumption for long-term returns on plan assets to 7.75% as we refined our asset and liability management strategy. In lowering this assumption we considered our historical returns, our investment strategy for our plan assets, including the impacts of the duration of our plan liability and the relatively low annual draw on plan assets on that investment strategy. For the 15-year period ended May 31, 2014, our actual annual returns were 7%.

Pension expense is also affected by the accounting policy used to determine the value of plan assets at the measurement date. We use a calculated-value method to determine the value of plan assets, which helps mitigate short-term volatility in market performance (both increases and decreases) by amortizing certain actuarial gains or losses over a period no longer than four years. Another method used in practice applies the market value of plan assets at the measurement date. For purposes of valuing plan assets for determining 2015 pension expense, the calculated value method resulted in the same value as the market value, as it did in 2014 and 2013.

The investment strategy for pension plan assets is to utilize a diversified mix of global public and private equity portfolios, together with fixed-income portfolios, to earn a long-term investment return that meets our pension plan obligations. Our pension plan assets are invested primarily in publicly tradeable securities, and our pension plans hold only a minimal investment in FedEx common stock that is entirely at the discretion of third-party pension fund investment managers. Our largest holding classes are Corporate Fixed Income Securities and Government Fixed Income Securities (which are largely benchmarked against the Barclays Long Government/Long Corporate Index), and U.S. Large Cap Equities (which are mainly indexed to the S&P 500 Index). Accordingly, we do not have any significant concentrations of risk. Active management strategies are utilized within the plan in an effort to realize investment returns in excess of market indices. As part of our strategy to manage pension costs and funded status volatility, we have transitioned to a liability-driven investment strategy to better align plan assets with liabilities. Our investment strategy also includes the limited use of derivative financial instruments on a discretionary basis to improve investment returns and manage exposure to market risk. In all cases, our investment managers are prohibited from using derivatives for speculative purposes and are not permitted to use derivatives to leverage a portfolio.

Following is a description of the valuation methodologies used for investments measured at fair value:

  Cash and cash equivalents. These Level 1 investments include cash, cash equivalents and foreign currency valued using exchange rates. The Level 2 investments include commingled funds valued using the net asset value.

  Domestic, international and global equities. These Level 1 investments are valued at the closing price or last trade reported on the major market on which the individual securities are traded. The Level 2 investments are commingled funds valued using the net asset value.

  Private equity. The valuation of these Level 3 investments requires significant judgment due to the absence of quoted market prices, the inherent lack of liquidity and the long-term nature of such assets. Investments are valued based upon recommendations of our investment managers incorporating factors such as contributions and distributions, market transactions, market comparables and performance multiples.

  Fixed income. We determine the fair value of these Level 2 corporate bonds, U.S. and non-U.S. government securities and other fixed income securities by using bid evaluation pricing models or quoted prices of securities with similar characteristics.

The fair values of investments by level and asset category and the weighted-average asset allocations for our domestic pension plans at the measurement date are presented in the following table (in millions):

	Plan Assets at Measurement Date
	2014
			Target	Quoted Prices in Active Markets	Other Observable Inputs	Unobservable Inputs
Asset Class	Fair Value	Actual %	Range %	Level 1	Level 2	Level 3
Cash and cash equivalents	$313	2%	0-5%	$55	$258
Equities			35-55
U.S. large cap equity	5,196	24		55	5,141
International equities	2,652	12		2,206	446
Global equities	1,367	7			1,367
U.S. SMID cap equity	886	4		886
Private equities	276	1				$276
Fixed income securities			45-65
Corporate	5,758	27			5,758
Government	4,782	22			4,782
Mortgage backed and other	275	1			275
Other	(61)	-		(61)
	$21,444	100%		$3,141	$18,027	$276

	2013
			Target	Quoted Prices in Active Markets	Other Observable Inputs	Unobservable Inputs
Asset Class	Fair Value	Actual %	Range %	Level 1	Level 2	Level 3
Cash and cash equivalents	$456	2%	0 - 5%	$15	$441
Equities			35 - 55
U.S. large cap equity	5,264	28		37	5,227
International equities	2,271	12		1,904	367
U.S. SMID cap equity	1,741	9		1,741
Private equities	332	2				$332
Fixed income securities			45 - 65
Corporate	4,972	26			4,972
Government	3,888	20			3,888
Mortgage backed and other	200	1			200
Other	(77)	-		(83)	6
	$19,047	100%		$3,614	$15,101	$332

The change in fair value of Level 3 assets that use significant unobservable inputs is shown in the table below (in millions):

	2014	2013
Balance at beginning of year	$332	$402
Actual return on plan assets:
Assets held during current year	(17)	(29)
Assets sold during the year	53	55
Purchases, sales and settlements	(92)	(96)

Balance at end of year	$276	$332

The following table provides a reconciliation of the changes in the pension and postretirement healthcare plans' benefit obligations and fair value of assets over the two-year period ended May 31, 2014 and a statement of the funded status as of May 31, 2014 and 2013 (in millions):

	Pension Plans		Postretirement Healthcare Plans
	2014	2013	2014	2013
Accumulated Benefit Obligation ("ABO")	$23,805	$21,958
Changes in Projected Benefit Obligation ("PBO") and
Accumulated Postretirement Benefit Obligation ("APBO")
PBO/APBO at the beginning of year	$22,600	$22,187	$828	$790
Service cost	657	692	38	42
Interest cost	1,055	968	40	36
Actuarial loss (gain)	1,021	(652)	5	(17)
Benefits paid	(801)	(589)	(62)	(54)
Other	46	(6)	34	31
PBO/APBO at the end of year	$24,578	$22,600	$883	$828

Change in Plan Assets
Fair value of plan assets at the beginning of year	$19,433	$17,334	$-	$-
Actual return on plan assets	2,509	2,081	-	-
Company contributions	727	615	28	27
Benefits paid	(801)	(589)	(62)	(54)
Other	39	(8)	34	27
Fair value of plan assets at the end of year	$21,907	$19,433	$-	$-

Funded Status of the Plans	$(2,671)	$(3,167)	$(883)	$(828)

Amount Recognized in the Balance Sheet at May 31:
Noncurrent asset	$5
Current pension, postretirement healthcare and other
benefit obligations	(41)	$(48)	$(41)	$(39)
Noncurrent pension, postretirement healthcare and other
benefit obligations	(2,635)	(3,119)	(842)	(789)
Net amount recognized	$(2,671)	$(3,167)	$(883)	$(828)

Amounts Recognized in AOCI and not yet reflected in
Net Periodic Benefit Cost:
Net actuarial loss (gain)	$6,633	$6,993	$2	$(4)
Prior service (credit) cost and other	(670)	(781)	1	2
Total	$5,963	$6,212	$3	$(2)

Amounts Recognized in AOCI and not yet reflected in
Net Periodic Benefit Cost expected to be amortized in
next year's Net Periodic Benefit Cost:
Net actuarial loss	$300	$378	$-	$-
Prior service credit and other	(115)	(114)	-	-
Total	$185	$264	$-	$-

Our pension plans included the following components at May 31 (in millions):

	PBO	Fair Value of Plan Assets	Funded Status

2014
Qualified	$23,439	$21,444	$(1,995)
Nonqualified	280	-	(280)
International Plans	859	463	(396)
Total	$24,578	$21,907	$(2,671)

2013
Qualified	$21,532	$19,047	$(2,485)
Nonqualified	322	-	(322)
International Plans	746	386	(360)
Total	$22,600	$19,433	$(3,167)

The table above provides the PBO, fair value of plan assets and funded status of our pension plans on an aggregated basis. The following table presents our plans on a disaggregated basis to show those plans (as a group) whose assets did not exceed their liabilities. These plans are comprised of our unfunded nonqualified plans, certain international plans and our U.S. Pension Plans. The fair value of plan assets for pension plans with a PBO or ABO in excess of plan assets at May 31 were as follows (in millions):

	PBO Exceeds the Fair Value of Plan Assets
	2014	2013

Pension Benefits
Fair value of plan assets	$21,543	$19,433
PBO	(24,219)	(22,600)
Net funded status	$(2,676)	$(3,167)

	ABO Exceeds the Fair Value of Plan Assets
	2014	2013

Pension Benefits
ABO(1)	$(23,447)	$(21,930)

Fair value of plan assets	21,542	19,404
PBO	(24,218)	(22,570)
Net funded status	$(2,676)	$(3,166)

(1)ABO not used in determination of funded status.

Contributions to our U.S. Pension Plans for the years ended May 31 were as follows (in millions):

	2014	2013

Required	$645	$560
Voluntary	15	-
	$660	$560

For 2015, we anticipate making required contributions to our U.S. Pension Plans totaling approximately $580 million.

Net periodic benefit cost for the three years ended May 31 were as follows (in millions):

	Pension Plans			Postretirement Healthcare Plans
	2014	2013	2012	2014	2013	2012

Service cost	$657	$692	$593	$38	$42	$35
Interest cost	1,055	968	976	40	36	36
Expected return on plan assets	(1,495)	(1,383)	(1,240)	-	-	-
Recognized actuarial losses (gains) and other	267	402	195	-	-	(1)
Net periodic benefit cost	$484	$679	$524	$78	$78	$70

Amounts recognized in OCI for all plans for the years ended May 31 were as follows (in millions):

	2014				2013
	Pension Plans		Postretirement Healthcare Plans		Pension Plans		Postretirement Healthcare Plans
	Gross Amount	Net of Tax Amount	Gross Amount	Net of Tax Amount	Gross Amount	Net of Tax Amount	Gross Amount	Net of Tax Amount

Net (gain) loss and other
arising during period	$7	$8	$5	$3	$(1,350)	$(840)	$(17)	$(21)

Amortizations:
Prior services credit	115	69	-	-	114	66	-	-
Actuarial losses
and other	(382)	(231)	-	-	(516)	(297)	-	-
Total recognized in OCI	$(260)	$(154)	$5	$3	$(1,752)	$(1,071)	$(17)	$(21)

Benefit payments, which reflect expected future service, are expected to be paid as follows for the years ending May 31 (millions):

	Pension Plans	Postretirement Healthcare Plans
2015	$912	$41
2016	870	42
2017	954	44
2018	1,015	45
2019	1,120	46
2020-2024	7,398	267

These estimates are based on assumptions about future events. Actual benefit payments may vary significantly from these estimates.

Future medical benefit claims costs are estimated to increase at an annual rate of 7.5% during 2015, decreasing to an annual growth rate of 4.5% in 2029 and thereafter. A 1% change in these annual trend rates would not have a significant impact on the APBO at May 31, 2014 or 2014 benefit expense because the level of these benefits is capped.